Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ (49,879)	$ 297,604
Expense related to issuance of debt	(984,320)	(355,978)
Amortized cost	2,462,958	4,500,734
Factoring Scheme For Suppliers
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Exploration and evaluation costs		1,051,040
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year			$ 2,091,463,996	$ 2,249,695,894
Loans obtained-financing institutions	567,881,697	760,249,760
Debt payments	(626,358,506)	(799,148,919)
Accrued interest	112,220,620	110,204,259
Interest paid	(121,388,570)	(123,300,926)
Foreign exchange	(159,041,031)	(64,886,681)
At the end of the period	$ 1,864,778,206	$ 2,132,813,387